RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Accounts and other receivable, net	$ 1,127		$ 1,127		$ 1,140
Other related parties
Disclosure of transactions between related parties [line items]
Revenues	47	$ 54	91	$ 81
Accounts and other receivable, net	1,419		1,419		1,431
Accounts / loan payable and other	545		545		473
Non-recourse borrowings in subsidiaries of the company	$ 39		$ 39		$ 44